Property, plant and equipment - Disclosure of Reconciliation of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 8,045
Property, plant and equipment at end of period	10,193	€ 8,045
Machinery, equipment, computers and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,421
Property, plant and equipment at end of period	8,535	6,421
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,624
Property, plant and equipment at end of period	1,658	1,624
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	32,892	34,836
Additions	6,808	4,186
Disposals	(11,460)	(5,819)
Reclassifications	(45)	(1)
Exchange differences	(192)	(310)
Property, plant and equipment at end of period	27,992	32,892
Gross carrying amount | Machinery, equipment, computers and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	28,552	30,301
Additions	6,116	3,779
Disposals	(10,748)	(4,803)
Reclassifications	(59)	(458)
Exchange differences	(203)	(267)
Property, plant and equipment at end of period	23,646	28,552
Gross carrying amount | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,340	4,535
Additions	692	407
Disposals	(712)	(1,016)
Reclassifications	14	457
Exchange differences	11	(43)
Property, plant and equipment at end of period	4,346	4,340
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(24,847)	(26,853)
Depreciation charge for the year	(4,305)	(3,850)
Impairment charge for the year		(1,233)
Disposals	11,229	6,816
Exchange differences	122	273
Property, plant and equipment at end of period	(17,799)	(24,847)
Accumulated depreciation and impairment | Machinery, equipment, computers and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(22,131)	(23,797)
Depreciation charge for the year	(3,659)	(3,153)
Impairment charge for the year		(1,233)
Disposals	10,550	5,818
Exchange differences	129	234
Property, plant and equipment at end of period	(15,111)	(22,131)
Accumulated depreciation and impairment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,716)	(3,056)
Depreciation charge for the year	(644)	(697)
Impairment charge for the year		0
Disposals	679	998
Exchange differences	(7)	39
Property, plant and equipment at end of period	€ (2,688)	€ (2,716)